Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

14. Equity

Ordinary shares and Pre-funded Warrant

On November 23, 2022, the Company issued 58,472,736 ordinary shares for a registered direct offering of approximately $15.0 million. The aggregate proceeds the Company received from this offering, net of commissions and other offering expenses, were $13.7 million. The offering consisted of (1) 3,654,546 ADSs and 1,800,000 pre-funded warrants to purchase ADSs (“Pre-Funded Warrant”) and (2) 5,454,546 ADSs warrants to purchase ADSs(“Warrant”). Each Warrant is exercisable to purchase one ADS for $2.75 and each Pre-Funded Warrant is exercisable to purchase one ADS for $0.001. Each ADS represents sixteen (16) Class A ordinary shares of the Company. The Pre-Funded Warrant became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-Funded Warrant are exercised in full. The Warrant has a term of five years from the issuance date. On November 25, 2022, 800,000 pre-funded warrants had been exercised, 12,800,000 ordinary shares were issued upon such exercise.

The Company determined that the Pre-Funded Warrant meet the requirements for equity classification. The Pre-Funded warrants were recorded at their fair value on the date of issuance as a component of total equity. In addition, since these Pre-Funded warrants are exercisable for a nominal amount, they have been shown as exercised when issued and as outstanding common stock in the consolidated financial statements and earnings per share calculations. 1,000,000 pre-funded warrants had been exercised on January 30, 2024.

On October 24, 2024, the Company issued 58,002,480 ordinary shares for a registered direct offering of approximately $1.1 million. The aggregate proceeds the Company received from this offering, net of commissions and other offering expenses, were $0.9 million. The offering consisted of (1) 241,677 ADSs and 520,042 pre-funded warrants to purchase ADSs (“Pre-Funded Warrant”) and (2) 761,719 ADSs warrants to purchase ADSs(“Warrant”). Each Warrant is exercisable to purchase one ADS for $1.45 and each Pre-Funded Warrant is exercisable to purchase one ADS for $0.001. Each ADS represents two hundred and forty (240) Class A ordinary shares of the Company. The Pre-Funded Warrant became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-Funded Warrant are exercised in full. The Warrant has a term of five years from the issuance date. In October 2024, 520,042 pre-funded warrants had been exercised, 124,810,080 ordinary shares were issued upon such exercise.

On February 10, 2025, the Company held an annual general meeting of shareholders. Passing the resolutions that the authorized share capital be increased from US$100,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, (ii) 60,000,000 Class B Ordinary Shares of a par value of US$0.0001 each and (iii) 140,000,000 shares of a par value of US$0.0001 each to US$3,000,000 divided into 30,000,000,000 shares comprising of (i) 24,000,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, (ii) 1,800,000,000 Class B Ordinary Shares of a par value of US$0.0001 each, and (iii) 4,200,000,000 shares of a par value of US$0.0001 each of such class or classes as the Board may determine, by the creation of (i) 23,200,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, (ii) 1,740,000,000 Class B Ordinary Shares of a par value of US$0.0001 each and (iii) 4,060,000,000 shares of a par value of US$0.0001 each of such class or classes as the Board may determine.

On March 3, 2025, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell up to an aggregate of 7,357,500,000 Class A ordinary shares, par value $0.0001 per share, at a price of $0.0031317 per Share, for an aggregate purchase price of approximately $23.0 million. Upon satisfying all closing conditions, the Offering was consummated on June 27, 2025. The Company issued an aggregate of 7,357,500,000 Class A Ordinary Shares to the Purchasers.

On September 11, 2025, the company issued 183,801,600 Class A Ordinary Shares due to the exercise of warrants issued on November 23, 2022.

On November 17, 2025, the Directors approved the 2025 Equity Incentive Plan (the “2025 Plan”) to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Group’s business. Under the 2025 Plan, the Group initially granted restricted shares to its employees, directors and consultants, with vesting periods ranging from nil to 5 years. On December 15, 2025, a total of 1,237,314,316 Class A ordinary shares were issued pursuant to such restricted share grants. Subsequently, during the six months ended June 30, 2026, the Group elected to grant stock options under the same Plan instead of restricted shares. As of June 30, 2026, all stock options available under the 2025 Plan had been fully granted.

On February 3, 2026, the Company held an Extraordinary General Meeting of shareholders at which shareholders approved an increase in the Company’s authorized share capital from US$3,000,000 divided into 30,000,000,000 shares, comprising (i) 24,000,000,000 Class A Ordinary Shares, (ii) 1,800,000,000 Class B Ordinary Shares and (iii) 4,200,000,000 undesignated shares, each with a par value of US$0.0001 per share, to US$480,600,000 divided into 4,806,000,000,000 shares, comprising (i) 4,800,000,000,000 Class A Ordinary Shares, (ii) 1,800,000,000 Class B Ordinary Shares and (iii) 4,200,000,000 undesignated shares, each with a par value of US$0.0001 per share. The increase was effected through the creation of an additional 4,776,000,000,000 Class A Ordinary Shares. Shareholders also approved the adoption of the Company’s Ninth Amended and Restated Memorandum and Articles of Association, which became effective upon approval of the authorized share capital increase.

On February 12, 2026, the Company entered into a securities purchase agreement with certain non-U.S. investors (the “Purchasers”) pursuant to which the Company greed to sell an aggregate of 96,000,000,001 Class A ordinary shares at US$0.0012457 per share, for aggregate consideration of approximately $119,590,000 (in dollars), which purchase price should be paid by the Purchasers in fiat money or in cryptocurrencies, in the sole discretion of the Company. The shares were issued on February 28, 2026. As of June 30, 2026, the subscription consideration remained outstanding and had not been received by the Company. On August 10, 2026, the Company received 3,382,508 MFT tokens as consideration in connection with the transaction. As the shares had been issued but the consideration had not been received as of June 30, 2026, and as the subscription receivable is not recognized as an asset under U.S. GAAP, the Company presented the unpaid subscription consideration of RMB825,542 as a deduction from equity (contra-equity) as of June 30, 2026.

On February 24, February 28, May 9, and May 13, 2026, the Company issued an aggregate of 324,000,000 Class A Ordinary Shares (60,000,000, 96,000,000, 48,000,000 and 120,000,000, respectively) due to the exercise of warrants, all of which were held in the name of Mellon Bank.

On March 17, 2026, Directors approved the 2026 Equity Incentive Plan (the “2026 Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Group’s business. The Group grant stock options under the 2026 Plan to the Group’s employees, directors and consultants. These options are fully vested and immediately exercisable on the grant date. On March 30, 2026, a total of 21,139,464,000 Class A ordinary shares were issued. As of June 30, 2026, all stock options available under the Plan had been fully granted and 59,577,600 of the granted options were exercised.

Subscription receivable

As discussed above, in connection with the February 12, 2026 securities purchase agreement, the Company issued 96,000,000,001 Class A ordinary shares on February 28, 2026. As of June 30, 2026, the subscription consideration of RMB825,542 had not been received. Because a subscription receivable is not recognized as an asset under U.S. GAAP, the unpaid subscription consideration is presented as a deduction from equity (contra-equity) as of June 30, 2026. On August 10, 2026, the Company received 3,382,508 MFT tokens as consideration for this transaction.

The following tables summarize the carrying amount of the MFT token consideration receivable for the periods ended June 30, 2026 and December 31, 2025:

	June 30, 2026		December 31, 2025
	Units	Fair value (U.S. dollars in thousands)	Units	Fair value (U.S. dollars in thousands)
Digital assets-MFT tokens to be received	N/A -variable number	119,590	-	-
Total	-	119,590	-	-

Warrant

On November 23, 2022, the Warrants are classified as a liability and the fair value allocated to the Warrant was RMB36.8 million. On October 28, 2024, the Warrants are classified as a liability and the fair value allocated to the Warrant was RMB6.9 million. The warrant liability will be re-measured at each reporting period until the warrant are exercised or expire and any changes will be recognized in the statement of operations and comprehensive loss. The fair value of Warrant was RMB15.6 million as of June 30, 2026.